Basis of Presentation and Going Concern (Narrative) (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Basis Of Presentation And Going Concern [Abstract]
Cash and cash equivalents	$ 79,250	$ 211,302
Current liabilities in excess of current assets	733,644
Accumulated deficit	$ 8,082,946	$ 6,015,189